Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

Global Bond Fund

For the period ended March 31, 2023

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 95.62%

CORPORATE BONDS 27.80%

Bahrain 0.46%
Oil & Gas
Oil and Gas Holding Co. BSCC (The)	7.625%	11/7/2024	$550,000	$559,704

Brazil 1.05%
Banks 0.65%
Banco do Brasil SA†	3.25%	9/30/2026	850,000	787,312

Media 0.40%
Globo Comunicacao e Participacoes SA†	4.875%	1/22/2030	600,000	478,431
Total Brazil				1,265,743

Chile 1.88%
Chemicals 0.22%
Sociedad Quimica y Minera de Chile SA†	3.50%	9/10/2051	380,000	266,175
Electric 0.30%
Alfa Desarrollo SpA†	4.55%	9/27/2051	497,535	365,263
Mining 0.67%
Corp. Nacional del Cobre de Chile†	3.00%	9/30/2029	575,000	514,877
Corp. Nacional del Cobre de Chile†	5.125%	2/2/2033	295,000	298,225
				813,102
Oil & Gas 0.69%
Empresa Nacional del Petroleo†	3.45%	9/16/2031	1,000,000	828,902
Total Chile				2,273,442

China 0.51%
Internet 0.36%
Prosus NV†	3.832%	2/8/2051	675,000	433,987
Investment Companies 0.15%
Huarong Finance 2019 Co. Ltd.	3.375%	2/24/2030	270,000	183,937
Total China				617,924

Colombia 0.42%
Oil & Gas 0.17%
Ecopetrol SA	5.875%	11/2/2051	300,000	203,100
Pipelines 0.25%
AI Candelaria Spain SA†	5.75%	6/15/2033	437,000	310,270
Total Colombia				513,370

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
India 1.26%
Commercial Services 0.27%
Adani Ports & Special Economic Zone Ltd.†	3.10%		2/2/2031	$500,000	$322,532
Oil & Gas 0.65%
Reliance Industries Ltd.†	2.875%		1/12/2032	950,000	790,410
Transportation 0.34%
Indian Railway Finance Corp. Ltd.	2.80%		2/10/2031	500,000	412,648
Total India					1,525,590

Indonesia 3.06%
Coal 0.41%
Indika Energy Capital IV Pte Ltd.	8.25%		10/22/2025	500,000	494,410
Electric 1.49%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	3.00%		6/30/2030	600,000	515,865
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%		6/30/2050	560,000	400,244
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.125%		5/15/2027	930,000	891,405
					1,807,514
Oil & Gas 1.16%
Pertamina Persero PT†	3.10%		1/21/2030	900,000	798,970
Pertamina Persero PT†	5.625%		5/20/2043	630,000	597,020
					1,395,990
Total Indonesia					3,697,914

Israel 0.72%
Banks
Bank Hapoalim BM†	3.255% (5 Yr. Treasury CMT + 2.16%)	#	1/21/2032	480,000	401,040
Bank Leumi Le-Israel BM†	3.275% (5 Yr. Treasury CMT + 1.63%)	#	1/29/2031	200,000	174,578
Bank Leumi Le-Israel BM†	5.125%		7/27/2027	300,000	294,015
Total Israel					869,633

Kazakhstan 1.91%
Oil & Gas 1.09%
KazMunayGas National Co. JSC†	4.75%		4/19/2027	700,000	645,114
KazMunayGas National Co. JSC†	6.375%		10/24/2048	300,000	250,320
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030	560,000	421,400
					1,316,834

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Kazakhstan (continued)
Pipelines 0.82%
KazTransGas JSC†	4.375%		9/26/2027		$1,100,000	$988,917
Total Kazakhstan						2,305,751

Kuwait 0.38%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 Yr. Treasury CMT + 2.83%)	#	—	(a)	500,000	454,780

Malaysia 2.23%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032		1,000,000	852,333
Petronas Capital Ltd.†	3.404%		4/28/2061		1,300,000	945,458
Petronas Energy Canada Ltd.†	2.112%		3/23/2028		1,000,000	904,645
Total Malaysia						2,702,436

Mexico 3.33%
Electric 0.86%
Comision Federal de Electricidad†	3.348%		2/9/2031		625,000	496,269
Comision Federal de Electricidad†	4.677%		2/9/2051		800,000	538,483
						1,034,752
Oil & Gas 2.47%
Petroleos Mexicanos	6.49%		1/23/2027		264,000	239,602
Petroleos Mexicanos	6.50%		6/2/2041		833,000	556,254
Petroleos Mexicanos	6.70%		2/16/2032		882,000	702,744
Petroleos Mexicanos	6.75%		9/21/2047		880,000	572,714
Petroleos Mexicanos	6.84%		1/23/2030		1,110,000	921,089
						2,992,403
Total Mexico						4,027,155

Morocco 0.21%
Chemicals
OCP SA†	5.125%		6/23/2051		350,000	255,879

Oman 0.95%
Electric
OmGrid Funding Ltd.†	5.196%		5/16/2027		1,200,000	1,152,370

Panama 0.68%
Banks 0.32%
Banco Nacional de Panama†	2.50%		8/11/2030		500,000	388,365

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Panama (continued)
Multi-National 0.36%
Banco Latinoamericano de Comercio Exterior SA†	2.375%	9/14/2025	$478,000	$440,234
Total Panama				828,599

Paraguay 0.22%
Banks
Banco Continental SAECA†	2.75%	12/10/2025	300,000	266,589

Peru 0.44%
Banks
Banco Internacional del Peru SAA Interbank†	3.25%	10/4/2026	590,000	537,952

Qatar 1.52%
Oil & Gas
QatarEnergy†	2.25%	7/12/2031	1,500,000	1,276,432
QatarEnergy†	3.30%	7/12/2051	750,000	560,738
Total Qatar				1,837,170

Saudi Arabia 1.44%
Electric 0.43%
Acwa Power Management and Investments One Ltd.†	5.95%	12/15/2039	548,900	523,250
Oil & Gas 0.52%
SAGlobal Sukuk Ltd.†	1.602%	6/17/2026	240,000	219,764
Saudi Arabian Oil Co.	2.25%	11/24/2030	300,000	253,697
Saudi Arabian Oil Co.†	3.25%	11/24/2050	225,000	157,283
				630,744
Pipelines 0.49%
EIG Pearl Holdings Sarl†	3.545%	8/31/2036	685,000	587,860
Total Saudi Arabia				1,741,854

South Africa 1.60%
Electric
Eskom Holdings SOC Ltd.	6.35%	8/10/2028	700,000	663,425
Eskom Holdings SOC Ltd.†	7.125%	2/11/2025	1,300,000	1,279,109
Total South Africa				1,942,534

South Korea 0.80%
Electric 0.40%
Korea East-West Power Co. Ltd.†	3.60%	5/6/2025	495,000	482,459
Energy-Alternate Sources 0.40%
Hanwha Energy USA Holdings Corp.†	4.125%	7/5/2025	500,000	489,748
Total South Korea				972,207

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Supranational 0.37%
Multi-National
African Export-Import Bank (The)†	2.634%		5/17/2026	$500,000	$447,080

Thailand 0.66%
Oil & Gas
Thaioil Treasury Center Co. Ltd.†	3.50%		10/17/2049	1,300,000	799,324

United Arab Emirates 1.70%
Energy-Alternate Sources 0.44%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049	652,299	536,675
Investment Companies 0.27%
MDGH GMTN RSC Ltd.†	5.50%		4/28/2033	300,000	319,235
Pipelines 0.65%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040	1,000,000	790,829
Sovereign 0.34%
Finance Department Government of Sharjah	3.625%		3/10/2033	500,000	406,917
Total United Arab Emirates					2,053,656
Total Corporate Bonds (cost $38,623,206)					33,648,656

FOREIGN GOVERNMENT OBLIGATIONS 67.82%

Angola 1.13%
Angolan Government International Bond	8.75%		4/14/2032	200,000	169,500
Angolan Government International Bond†	9.125%		11/26/2049	400,000	310,850
Republic of Angola†	8.25%		5/9/2028	1,000,000	887,145
Total Angola					1,367,495

Argentina 1.20%
Argentine Republic Government International Bond	1.50%	(b)	7/9/2035	2,950,000	774,171
Argentine Republic Government International Bond	3.50%	(b)	7/9/2041	1,173,000	334,053
Argentine Republic Government International Bond	3.875%	(b)	1/9/2038	1,081,193	340,657
Total Argentina					1,448,881

Bahrain 2.34%
Kingdom of Bahrain†	5.45%		9/16/2032	1,550,000	1,387,055
Kingdom of Bahrain†	6.00%		9/19/2044	300,000	233,317
Kingdom of Bahrain†	7.00%		1/26/2026	1,180,000	1,217,959
Total Bahrain					2,838,331

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Bermuda 0.23%
Bermuda Government International Bond†	2.375%		8/20/2030	$320,000	$274,518

Brazil 2.34%
Federal Republic of Brazil	3.75%		9/12/2031	1,650,000	1,430,432
Federal Republic of Brazil	4.75%		1/14/2050	1,431,000	1,062,091
Federal Republic of Brazil	5.00%		1/27/2045	436,000	343,718
Total Brazil					2,836,241

Chile 1.82%
Chile Government International Bond	2.45%		1/31/2031	850,000	734,686
Chile Government International Bond	3.10%		5/7/2041	1,050,000	790,732
Chile Government International Bond	3.50%		1/25/2050	900,000	675,931
Total Chile					2,201,349

Colombia 2.90%
Republic of Colombia	3.00%		1/30/2030	505,000	397,354
Republic of Colombia	3.25%		4/22/2032	875,000	653,298
Republic of Colombia	3.875%		4/25/2027	860,000	782,650
Republic of Colombia	4.125%		5/15/2051	750,000	464,011
Republic of Colombia	5.00%		6/15/2045	1,735,000	1,217,046
Total Colombia					3,514,359

Costa Rica 1.04%
Costa Rica Government International Bond†	5.625%		4/30/2043	862,000	754,640
Costa Rica Government International Bond†	6.55%		4/3/2034	500,000	503,500
Total Costa Rica					1,258,140

Dominican Republic 2.97%
Dominican Republic†	4.50%		1/30/2030	1,200,000	1,047,880
Dominican Republic†	5.30%		1/21/2041	750,000	586,486
Dominican Republic†	5.875%		1/30/2060	970,000	745,252
Dominican Republic†	5.95%		1/25/2027	1,225,000	1,209,641
Total Dominican Republic					3,589,259

Ecuador 1.18%
Ecuador Government International Bond†	1.50%	(b)	7/31/2040	3,281,077	996,134
Ecuador Government International Bond†	2.50%	(b)	7/31/2035	1,275,000	430,026
Total Ecuador					1,426,160

Egypt 2.28%
Egyptian Financial Co for Sovereign Taskeek (The)†	10.875%		2/28/2026	1,000,000	920,908
Republic of Egypt†	3.875%		2/16/2026	560,000	414,838

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Egypt (continued)
Republic of Egypt†	7.30%	9/30/2033	$1,000,000	$616,590
Republic of Egypt†	7.903%	2/21/2048	920,000	512,447
Republic of Egypt†	8.75%	9/30/2051	500,000	293,588
Total Egypt				2,758,371

El Salvador 0.44%
El Salvador Government International Bond†	8.25%	4/10/2032	1,000,000	530,684

Gabon 0.61%
Gabon Government International Bond†	7.00%	11/24/2031	967,000	741,157

Ghana 1.05%
Ghana Government International Bond	8.627%	6/16/2049	725,000	244,234
Republic of Ghana†	6.375%	2/11/2027	1,625,000	589,794
Republic of Ghana†	7.625%	5/16/2029	730,000	258,066
Republic of Ghana†	8.625%	4/7/2034	500,000	175,000
Total Ghana				1,267,094

Guatemala 0.97%
Republic of Guatemala†	4.375%	6/5/2027	625,000	605,446
Republic of Guatemala†	6.125%	6/1/2050	600,000	569,744
Total Guatemala				1,175,190

Hong Kong 0.17%
Hong Kong Government International Bond†	4.50%	1/11/2028	200,000	204,378

Hungary 1.27%
Hungary Government International Bond	2.125%	9/22/2031	1,200,000	924,497
Hungary Government International Bond†	6.125%	5/22/2028	600,000	616,053
Total Hungary				1,540,550

Indonesia 2.59%
Indonesia Government International Bond	1.85%	3/12/2031	1,600,000	1,309,163
Indonesia Government International Bond	3.05%	3/12/2051	1,000,000	741,450
Indonesia Government International Bond	3.50%	2/14/2050	500,000	385,138
Perusahaan Penerbit SBSN Indonesia III†	4.70%	6/6/2032	700,000	699,695
Total Indonesia				3,135,446

Jordan 0.37%
Kingdom of Jordan†	5.85%	7/7/2030	500,000	446,794

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Kazakhstan 1.00%
Republic of Kazakhstan†(c)	1.50%	9/30/2034	EUR	500,000	$393,023
Republic of Kazakhstan†	4.875%	10/14/2044		$915,000	818,842
Total Kazakhstan					1,211,865

Kenya 0.66%
Republic of Kenya†	6.30%	1/23/2034		520,000	368,550
Republic of Kenya†	7.00%	5/22/2027		500,000	424,912
Total Kenya					793,462

Lebanon 0.11%
Republic of Lebanon(d)	6.65%	2/26/2030		1,948,000	128,510

Mexico 2.45%
Mexico Government International Bond	4.40%	2/12/2052		788,000	617,673
Mexico Government International Bond	4.875%	5/19/2033		251,000	240,617
United Mexican States	2.659%	5/24/2031		2,064,000	1,727,673
United Mexican States	3.771%	5/24/2061		560,000	379,810
Total Mexico					2,965,773

Morocco 0.68%
Morocco Government International Bond†	3.00%	12/15/2032		600,000	485,224
Morocco Government International Bond†	4.00%	12/15/2050		500,000	341,875
Total Morocco					827,099

Nigeria 2.06%
Republic of Nigeria†	6.50%	11/28/2027		2,150,000	1,757,453
Republic of Nigeria†	7.375%	9/28/2033		1,030,000	732,278
Total Nigeria					2,489,731

Oman 3.10%
Oman Government International Bond†	4.75%	6/15/2026		2,550,000	2,496,654
Oman Government International Bond†	6.25%	1/25/2031		300,000	305,998
Oman Government International Bond†	6.75%	1/17/2048		1,000,000	948,095
Total Oman					3,750,747

Panama 2.87%
Panama Government International Bond	4.30%	4/29/2053		925,000	680,951
Republic of Panama	2.252%	9/29/2032		1,300,000	999,544
Republic of Panama	3.87%	7/23/2060		1,010,000	664,478
Republic of Panama	4.50%	4/16/2050		1,475,000	1,127,105
Total Panama					3,472,078

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Paraguay 0.85%
Paraguay Government International Bond†	3.849%	6/28/2033		$500,000	$441,752
Republic of Paraguay†	5.40%	3/30/2050		675,000	583,689
Total Paraguay					1,025,441

Peru 2.14%
Republic of Peru	1.862%	12/1/2032		1,000,000	758,007
Republic of Peru	2.78%	12/1/2060		465,000	278,348
Republic of Peru	3.00%	1/15/2034		1,900,000	1,554,705
Total Peru					2,591,060

Philippines 2.93%
Philippine Government International Bond	2.65%	12/10/2045		2,800,000	1,925,526
Philippine Government International Bond	3.229%	3/29/2027		1,700,000	1,623,123
Total Philippines					3,548,649

Poland 0.33%
Republic of Poland Government International Bond	5.50%	4/4/2053		400,000	405,900

Qatar 2.47%
State of Qatar†	4.00%	3/14/2029		1,650,000	1,641,857
State of Qatar	4.40%	4/16/2050		500,000	463,907
State of Qatar†	4.40%	4/16/2050		950,000	881,424
Total Qatar					2,987,188

Romania 1.30%
Romanian Government International Bond†(c)	2.625%	12/2/2040	EUR	1,000,000	630,923
Romanian Government International Bond	6.00%	5/25/2034		$324,000	317,562
Romanian Government International Bond†	6.625%	2/17/2028		600,000	623,919
Total Romania					1,572,404

Saudi Arabia 3.67%
KSA Sukuk Ltd.†	2.25%	5/17/2031		1,000,000	861,827
KSA Sukuk Ltd.†	5.268%	10/25/2028		1,600,000	1,669,197
Saudi International Bond†	3.45%	2/2/2061		2,700,000	1,915,334
Total Saudi Arabia					4,446,358

Senegal 0.62%
Republic of Senegal†	6.25%	5/23/2033		750,000	598,422
Senegal Government International Bond†(c)	5.375%	6/8/2037	EUR	220,000	153,905
Total Senegal					752,327

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
South Africa 2.14%
Republic of South Africa	4.30%	10/12/2028	$1,440,000	$1,295,172
South Africa Government International Bond	5.75%	9/30/2049	1,760,000	1,297,041
Total South Africa				2,592,213

South Korea 0.82%
Korea National Oil Corp.†	4.75%	4/3/2026	1,000,000	994,830

Sri Lanka 1.25%
Republic of Sri Lanka†	5.75%	4/18/2023	1,531,000	551,274
Republic of Sri Lanka†	6.75%	4/18/2028	1,130,000	406,851
Republic of Sri Lanka†	7.55%	3/28/2030	550,000	197,978
Sri Lanka Government International Bond†(d)	5.875%	7/25/2022	920,000	360,719
Total Sri Lanka				1,516,822

Turkey 4.08%
Republic of Turkey	4.25%	4/14/2026	2,100,000	1,894,522
Republic of Turkey	5.25%	3/13/2030	1,445,000	1,196,947
Republic of Turkey	5.75%	5/11/2047	1,250,000	889,531
Republic of Turkey	5.95%	1/15/2031	500,000	424,605
Turkiye Ihracat Kredi Bankasi AS†	5.75%	7/6/2026	580,000	530,593
Total Turkey				4,936,198

United Arab Emirates 3.14%
Abu Dhabi Government International Bond†	1.70%	3/2/2031	1,989,000	1,679,283
Abu Dhabi Government International Bond†	1.875%	9/15/2031	1,000,000	845,003
Abu Dhabi Government International Bond†	3.125%	9/30/2049	1,000,000	750,092
UAE International Government Bond†	3.25%	10/19/2061	700,000	525,384
Total United Arab Emirates				3,799,762

Uruguay 2.25%
Republic of Uruguay	4.975%	4/20/2055	1,428,000	1,405,107
Republic of Uruguay	5.10%	6/18/2050	896,000	900,105
Uruguay Government International Bond	5.75%	10/28/2034	385,000	422,138
Total Uruguay				2,727,350
Total Foreign Government Obligations (cost $104,643,376)				82,090,164
Total Long-Term Investments (cost $143,266,582)				115,738,820

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.59%

U.S. TREASURY OBLIGATIONS 1.00%
U.S. Treasury Bill (cost $1,208,490)	Zero Coupon	7/5/2023	$1,224,000	$1,209,175

REPURCHASE AGREEMENTS 3.59%
Repurchase Agreement dated 3/31/2023, 2.400% due 4/3/2023 with Fixed Income Clearing Corp. collateralized by $4,448,200 of When Issued U.S Treasury Note at 3.875% due 3/31/2025; value: $4,428,566; proceeds: $4,342,550 (cost $4,341,682)			4,341,682	4,341,682
Total Short-Term Investments (cost $5,550,172)				5,550,857
Total Investments in Securities 100.21% (cost $148,816,754)				121,289,677
Other Assets and Liabilities – Net(e) (0.21)				(251,153)
Net Assets 100.00%				$121,038,524

EUR	Euro.
CMT	Constant Maturity Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $72,175,160, which represents 59.63% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Step Bond – Security with a predetermined schedule of interest rate changes.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Defaulted (non-income producing security).
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Buy Protection at March 31, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Depreciation(3)	Value
Markit CDX.NA.HY.38(4)(5)	Bank of America	1.000%	12/20/2027	$1,300,000	$80,200	$(15,810)	$64,390

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $15,810.

(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

(5)	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2023

Forward Foreign Currency Exchange Contracts at March 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	6/13/2023	1,102,000	$1,172,440	$1,199,837	$(27,397)

Futures Contracts at March 31, 2023:

				Notional		Notional		Unrealized
Type	Expiration	Contracts	Position	Amount		Value		Appreciation
U.S. 10-Year Treasury Note	June 2023	15	Long		$1,675,392		$1,723,828	$48,436
U.S. 2-Year Treasury Note	June 2023	29	Long		5,926,612		5,987,141	60,529
U.S. Long Bond	June 2023	80	Long		10,117,898		10,492,500	374,602
Total Unrealized Appreciation on Futures Contracts								$483,567

				Notional		Notional		Unrealized
Type	Expiration	Contracts	Position	Amount		Value		Depreciation
Euro-Bund	June 2023	8	Short	EUR	(1,045,021)	EUR	(1,086,720)	$(45,222)
Euro-Buxl	June 2023	2	Short		(262,197)		(281,720)	(21,173)
U.S. 10-Year Ultra Long Bond	June 2023	89	Short		$(10,472,835)		$(10,781,516)	(308,681)
U.S. 5-Year Treasury Note	June 2023	17	Short		(1,825,852)		(1,861,633)	(35,781)
U.S. Treasury Bonds	June 2023	52	Short		(7,025,024)		(7,338,500)	(313,476)
Total Unrealized Depreciation on Futures Contracts								$(724,333)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$33,648,656	$–	$33,648,656
Foreign Government Obligations	–	82,090,164	–	82,090,164
Short-Term Investments
Repurchase Agreements	–	4,341,682	–	4,341,682
U.S. Treasury Obligations	–	1,209,175	–	1,209,175
Total	$–	$121,289,677	$–	$121,289,677

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$64,390	$–	$64,390
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(27,397)	–	(27,397)
Futures Contracts
Assets	483,567	–	–	483,567
Liabilities	(724,333)	–	–	(724,333)
Total	$(240,766)	$36,993	$–	$(203,773)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Notes to Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

				Fair
Investments			Shares	Value
LONG-TERM INVESTMENTS 93.15%

COMMON STOCKS 0.29%

China 0.08%
Broadline Retail
Alibaba Group Holding Ltd. ADR*			331	$33,822

United States 0.21%
Chemicals 0.14%
Mosaic Co. (The)			1,291	59,231
Food Products 0.07%
Archer-Daniels-Midland Co.			412	32,820
Total United States				92,051
Total Common Stocks (cost $145,497)				125,873

	Interest	Maturity	Principal
	Rate	Date	Amount

CONVERTIBLE BONDS 0.62%

China 0.11%
Internet
PDD Holdings, Inc.	Zero Coupon	12/1/2025	$49,000	46,452

Macau 0.51%
Lodging
Wynn Macau Ltd.†	4.50%	3/7/2029	200,000	217,800
Total Convertible Bonds (cost $245,964)				264,252

CORPORATE BONDS 89.10%

Argentina 2.59%

Electric 0.75%
Pampa Energia SA†	9.125%	4/15/2029	350,000	318,096

Energy-Alternate Sources 0.54%
YPF Energia Electrica SA†	10.00%	7/25/2026	262,000	231,988

Oil & Gas 1.30%
YPF SA†	6.95%	7/21/2027	750,000	557,857
Total Argentina				1,107,941

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Brazil 3.25%
Commercial Services 0.51%
Movida Europe SA†	5.25%	2/8/2031	$300,000	$218,475
Engineering & Construction 0.42%
Sitios Latinoamerica SAB de CV†	5.375%	4/4/2032	200,000	178,939
Forest Products & Paper 0.42%
Suzano Austria GmbH	3.125%	1/15/2032	219,000	179,365
Iron-Steel 0.80%
CSN Inova Ventures†	6.75%	1/28/2028	200,000	188,052
CSN Resources SA†	4.625%	6/10/2031	200,000	154,184
				342,236
Media 0.37%
Globo Comunicacao e Participacoes SA	5.50%	1/14/2032	200,000	159,742
Oil & Gas 0.73%
MC Brazil Downstream Trading Sarl†	7.25%	6/30/2031	396,575	312,005
Total Brazil				1,390,762

Chile 3.65%
Banks 0.87%
Banco de Credito e Inversiones SA†	3.50%	10/12/2027	200,000	182,350
Banco Santander Chile†	2.70%	1/10/2025	200,000	191,400
				373,750
Chemicals 0.33%
Sociedad Quimica y Minera de Chile SA†	3.50%	9/10/2051	200,000	140,092
Electric 0.86%
Alfa Desarrollo SpA†	4.55%	9/27/2051	248,768	182,631
Colbun SA	3.95%	10/11/2027	200,000	187,150
				369,781
Engineering & Construction 0.40%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par	4.05%	4/27/2026	200,000	172,133
Mining 0.85%
Antofagasta plc†	2.375%	10/14/2030	200,000	159,879
Corp. Nacional del Cobre de Chile†	5.125%	2/2/2033	200,000	202,187
				362,066
Pipelines 0.34%
GNL Quintero SA†	4.634%	7/31/2029	152,960	146,626
Total Chile				1,564,448

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
China 8.63%
Building Materials 0.38%
West China Cement Ltd.	4.95%		7/8/2026	$200,000	$161,772
Diversified Financial Services 0.87%
BOC Aviation Ltd.	3.50%		9/18/2027	400,000	374,770
Gas 0.84%
ENN Clean Energy International Investment Ltd.†	3.375%		5/12/2026	400,000	360,165
Internet 3.57%
Baidu, Inc.	2.375%		10/9/2030	200,000	164,713
Meituan †	2.125%		10/28/2025	300,000	274,492
Prosus NV	3.061%		7/13/2031	200,000	157,604
Prosus NV†	3.257%		1/19/2027	200,000	181,944
Prosus NV†	3.832%		2/8/2051	400,000	257,177
Tencent Holdings Ltd.	3.925%		1/19/2038	400,000	333,582
Weibo Corp.	3.375%		7/8/2030	200,000	162,834
					1,532,346
Investment Companies 1.04%
Huarong Finance 2019 Co. Ltd.	3.375%		2/24/2030	400,000	272,500
Huarong Finance II Co. Ltd.	5.00%		11/19/2025	200,000	173,525
					446,025
Real Estate 1.57%
Country Garden Holdings Co. Ltd.	3.30%		1/12/2031	500,000	229,308
Country Garden Holdings Co. Ltd.	3.875%		10/22/2030	200,000	92,521
Kaisa Group Holdings Ltd.(a)†	11.95%		10/22/2022	400,000	49,261
Longfor Group Holdings Ltd.	3.95%		9/16/2029	200,000	147,592
Ronshine China Holdings Ltd.(a)	8.10%		6/9/2023	200,000	15,600
Shimao Group Holdings Ltd.	3.45%		1/11/2031	200,000	28,144
Sunac China Holdings Ltd.	7.50%		2/1/2024	450,000	109,574
					672,000
Telecommunications 0.36%
Xiaomi Best Time International Ltd.	2.875%		7/14/2031	200,000	152,505
Total China					3,699,583

Colombia 4.23%
Banks 1.30%
Banco de Bogota SA†	6.25%		5/12/2026	400,000	389,200
Bancolombia SA	4.625% (5 Yr. Treasury CMT + 2.94%)	#	12/18/2029	200,000	168,199
					557,399

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Colombia (continued)
Oil & Gas 2.01%
Ecopetrol SA	5.375%	6/26/2026	$235,000	$224,640
Ecopetrol SA	5.875%	11/2/2051	302,000	204,454
Ecopetrol SA	8.875%	1/13/2033	275,000	278,575
SierraCol Energy Andina LLC†	6.00%	6/15/2028	200,000	154,320
				861,989
Pipelines 0.92%
AI Candelaria Spain SA†	5.75%	6/15/2033	250,000	177,500
AI Candelaria Spain SA	7.50%	12/15/2028	235,417	215,033
				392,533
Total Colombia				1,811,921

Dominican Republic 0.85%
Energy-Alternate Sources
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	408,000	364,330

Ghana 0.39%
Oil & Gas
Kosmos Energy Ltd.†	7.75%	5/1/2027	200,000	168,226

Guatemala 0.39%
Telecommunications
CT Trust†	5.125%	2/3/2032	200,000	167,500

Hong Kong 0.43%
Equity Real Estate
New World China Land Ltd.	4.75%	1/23/2027	200,000	186,144

India 4.10%
Commercial Services 0.45%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	300,000	193,519
Electric 0.58%
Adani Transmission Step-One Ltd.†	4.00%	8/3/2026	300,000	250,157
Energy-Alternate Sources 0.40%
Greenko Dutch BV†	3.85%	3/29/2026	188,000	169,087
Engineering & Construction 0.55%
Summit Digitel Infrastructure Ltd.†	2.875%	8/12/2031	300,000	234,479
Iron-Steel 0.38%
JSW Steel Ltd.	5.05%	4/5/2032	200,000	163,903
Mining 0.58%
Vedanta Resources Finance II PLC	8.95%	3/11/2025	400,000	247,371

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

	Interest		Maturity	Principal		Fair
Investments	Rate		Date	Amount		Value
India (continued)
Oil & Gas 0.58%
Reliance Industries Ltd.†	2.875%		1/12/2032		$300,000	$249,603
Transportation 0.58%
Indian Railway Finance Corp. Ltd.	2.80%		2/10/2031		300,000	247,589
Total India						1,755,708

Indonesia 5.01%
Coal 1.16%
Indika Energy Capital IV Pte Ltd.	8.25%		10/22/2025		500,000	494,410
Electric 1.68%
Cikarang Listrindo Tbk PT†	4.95%		9/14/2026		200,000	190,700
Minejesa Capital BV†	4.625%		8/10/2030		600,000	530,152
						720,852
Mining 1.75%
Bukit Makmur Mandiri Utama PT†	7.75%		2/10/2026		200,000	171,950
Freeport Indonesia PT†	4.763%		4/14/2027		200,000	195,583
Freeport Indonesia PT	5.315%		4/14/2032		200,000	187,218
Indonesia Asahan Aluminium Persero PT	5.45%		5/15/2030		200,000	196,457
						751,208
Oil & Gas 0.42%
Medco Bell Pte Ltd.†	6.375%		1/30/2027		200,000	180,333
Total Indonesia						2,146,803

Israel 3.75%
Banks 1.26%
Bank Hapoalim BM†	3.255% (5 Yr. Treasury CMT + 2.16%)	#	1/21/2032		200,000	167,100
Bank Leumi Le-Israel BM†	3.275% (5 Yr. Treasury CMT + 1.63%)	#	1/29/2031		200,000	174,578
Bank Leumi Le-Israel BM†	5.125%		7/27/2027		200,000	196,010
						537,688
Pharmaceuticals 2.49%
Teva Pharmaceutical Finance Netherlands II BV(b)	7.375%		9/15/2029	EUR	300,000	330,386
Teva Pharmaceutical Finance Netherlands III BV	3.15%		10/1/2026		$600,000	543,588
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046		292,000	194,839
						1,068,813
Total Israel						1,606,501

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

	Interest		Maturity		Principal	Fair
Investments	Rate		Date		Amount	Value
Kazakhstan 1.05%
Oil & Gas
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		$600,000	$451,500

Kuwait 2.70%
Banks 1.05%
NBK SPC Ltd.†	1.625% (SOFR + 1.05%)	#	9/15/2027		200,000	178,068
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 Yr. Treasury CMT + 2.83%)	#	—	(c)	300,000	272,868
						450,936
Chemicals 1.65%
Equate Petrochemical BV†	2.625%		4/28/2028		800,000	706,574
Total Kuwait						1,157,510

Macau 3.71%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	179,377
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	179,377
Sands China Ltd.	5.625%		8/8/2025		200,000	195,108
Sands China Ltd.	5.90%		8/8/2028		400,000	380,049
Studio City Finance Ltd.	5.00%		1/15/2029		400,000	307,514
Studio City Finance Ltd.	6.00%		7/15/2025		200,000	183,496
Wynn Macau Ltd.	5.125%		12/15/2029		200,000	164,041
Total Macau						1,588,962

Malaysia 2.13%
Oil & Gas 1.24%
Petronas Capital Ltd.	2.48%		1/28/2032		200,000	170,466
Petronas Energy Canada Ltd.†	2.112%		3/23/2028		400,000	361,858
						532,324
Transportation 0.89%
Misc Capital Two Labuan Ltd.	3.75%		4/6/2027		400,000	378,507
Total Malaysia						910,831

Mexico 2.91%
Electric 0.94%
Comision Federal de Electricidad†	4.688%		5/15/2029		450,000	404,037
Mining 0.59%
Industrias Penoles SAB de CV†	4.75%		8/6/2050		200,000	156,917
Southern Copper Corp.	5.25%		11/8/2042		100,000	95,810
						252,727

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

	Interest		Maturity	Principal		Fair
Investments	Rate		Date	Amount		Value
Mexico (continued)
Oil & Gas 0.20%
Petroleos Mexicanos	6.49%		1/23/2027		$93,000	$84,405
REITS 1.18%
CIBANCO SA Institucion de Banca Multiple
Trust CIB/3332†	4.375%		7/22/2031		200,000	147,891
Trust Fibra Uno†	4.869%		1/15/2030		200,000	169,800
Trust Fibra Uno	5.25%		1/30/2026		200,000	189,352
						507,043
Total Mexico						1,248,212

Morocco 1.66%
Chemicals
OCP SA†	3.75%		6/23/2031		868,000	713,366

Nigeria 0.49%
Banks
BOI FINANCE BV†(b)	7.50%		2/16/2027	EUR	250,000	210,979

Oman 0.67%
Oil & Gas
OQ SAOC†	5.125%		5/6/2028		$300,000	286,177

Panama 0.75%
Engineering & Construction 0.36%
Aeropuerto Internacional de Tocumen SA†	5.125%		8/11/2061		200,000	155,751
Media 0.39%
Telecomunicaciones Digitales SA†	4.50%		1/30/2030		200,000	165,610
Total Panama						321,361

Paraguay 0.42%
Banks
Banco Continental SAECA†	2.75%		12/10/2025		200,000	177,726

Peru 1.60%
Banks 0.81%
Banco de Credito del Peru SA†	3.25% (5 Yr. Treasury CMT + 2.45%)	#	9/30/2031		400,000	345,475
Diversified Financial Services 0.39%
Intercorp Peru Ltd.†	3.875%		8/15/2029		200,000	166,754
Retail 0.40%
InRetail Consumer†	3.25%		3/22/2028		200,000	173,143
Total Peru						685,372

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Philippines 0.42%
Holding Companies-Diversified
San Miguel Corp.	5.50% (5 Yr. Treasury CMT + 10.24%	)#	—	(c)	$200,000	$180,640

Qatar 3.86%
Banks 1.53%
QNB Finance Ltd.	2.625%		5/12/2025		400,000	380,955
QNB Finance Ltd.	2.75%		2/12/2027		300,000	277,283
						658,238
Gas 0.32%
Nakilat, Inc.†	6.267%		12/31/2033		128,666	135,373
Oil & Gas 0.79%
QatarEnergy†	2.25%		7/12/2031		400,000	340,382
Telecommunications 1.22%
Ooredoo International Finance Ltd.†	2.625%		4/8/2031		600,000	521,242
Total Qatar						1,655,235

Russia 0.00%
Banks
Alfa Bank AO Via Alfa Bond Issuance PLC	5.50% (5 Yr. Treasury CMT + 4.55%)		10/26/2031		300,000	—	(d)
Sberbank of Russia Via SB Capital SA	5.25%		5/23/2023		450,000	—	(d)
Total Russia						—

Saudi Arabia 4.95%
Electric 1.10%
Acwa Power Management and Investments One Ltd.†	5.95%		12/15/2039		199,600	190,273
Saudi Electricity Global Sukuk Co. 5	1.74%		9/17/2025		300,000	278,841
						469,114
Oil & Gas 2.56%
SA Global Sukuk Ltd.†	2.694%		6/17/2031		450,000	395,411
Saudi Arabian Oil Co.	2.25%		11/24/2030		500,000	422,828
Saudi Arabian Oil Co.†	3.25%		11/24/2050		400,000	279,614
						1,097,853
Pipelines 1.29%
EIG Pearl Holdings Sarl†	3.545%		8/31/2036		400,000	343,276
TMS Issuer Sarl†	5.78%		8/23/2032		200,000	208,904
						552,180
Total Saudi Arabia						2,119,147

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Singapore 1.36%
Banks
DBS Group Holdings Ltd.	1.822% (5 Yr. Treasury CMT + 1.10%)	#	3/10/2031		$450,000	$406,137
United Overseas Bank Ltd.†	2.00% (5 Yr. Treasury CMT + 1.23%)	#	10/14/2031		200,000	177,339
Total Singapore						583,476

South Africa 2.33%
Chemicals 0.78%
Sasol Financing USA LLC	5.50%		3/18/2031		400,000	334,921
Electric 0.92%
Eskom Holdings SOC Ltd.†	7.125%		2/11/2025		400,000	393,572
Mining 0.63%
Stillwater Mining Co.	4.00%		11/16/2026		300,000	268,860
Total South Africa						997,353

South Korea 3.13%
Banks 0.44%
Woori Bank	4.25% (5 Yr. Treasury CMT + 2.66%)	#	—	(c)	200,000	189,000
Electric 1.53%
Korea East-West Power Co. Ltd.†	3.60%		5/6/2025		200,000	194,933
Korea Hydro & Nuclear Power Co. Ltd.†	4.25%		7/27/2027		200,000	196,907
Korea Midland Power Co. Ltd.	1.25%		8/9/2026		300,000	265,249
						657,089
Energy-Alternate Sources 0.69%
Hanwha Energy USA Holdings Corp.†	4.125%		7/5/2025		300,000	293,849
Iron-Steel 0.47%
POSCO†	5.625%		1/17/2026		200,000	202,411
Total South Korea						1,342,349

Supranational 0.73%
Multi-National
African Export-Import Bank (The)†	2.634%		5/17/2026		350,000	312,956

Taiwan 1.80%
Semiconductors
TSMC Arizona Corp.	4.125%		4/22/2029		250,000	246,242
TSMC Global Ltd.†	1.75%		4/23/2028		200,000	175,793
TSMC Global Ltd.†	4.375%		7/22/2027		350,000	351,295
Total Taiwan						773,330

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Thailand 4.31%
Banks 1.37%
Bangkok Bank PCL	3.733% (5 Yr. Treasury CMT + 1.90%)	#	9/25/2034		$400,000	$339,858
Bangkok Bank pcl †	3.466% (5 Yr. Treasury CMT + 2.15%)	#	9/23/2036		300,000	245,476
						585,334
Chemicals 0.77%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031		400,000	328,308
Oil & Gas 2.17%
PTTEP Treasury Center Co. Ltd.†	2.993%		1/15/2030		550,000	486,716
Thaioil Treasury Center Co. Ltd.†	2.50%		6/18/2030		400,000	322,426
Thaioil Treasury Center Co. Ltd.†	3.50%		10/17/2049		200,000	122,973
						932,115
Total Thailand						1,845,757

Turkey 3.24%
Banks 1.48%
Akbank TAS†	5.125%		3/31/2025		450,000	434,799
Akbank TAS	6.797% (5 Yr. Swap rate + 4.03%)	#	4/27/2028		200,000	200,017
						634,816
Commercial Services 0.38%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%		7/10/2036		199,938	163,893
Holding Companies-Diversified 0.93%
KOC Holding AS	6.50%		3/11/2025		400,000	397,996
Oil & Gas 0.45%
Turkiye Petrol Rafinerileri AS	4.50%		10/18/2024		200,000	192,569
Total Turkey						1,389,274

Ukraine 0.28%
Telecommunications
VF Ukraine PAT via VFU Funding plc	6.20%		2/11/2025		200,000	119,000

United Arab Emirates 3.80%
Banks 1.11%
Fab Sukuk Co. Ltd.	2.50%		1/21/2025		300,000	287,451
First Abu Dhabi Bank PJSC	4.50% (5 Yr. Treasury CMT + 4.14%)	#	—	(c)	200,000	188,466
						475,917

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
United Arab Emirates (continued)
Commercial Services 0.52%
DP World Ltd. †	6.85%		7/2/2037	$200,000	$223,188
Electric 0.42%
Abu Dhabi National Energy Co. PJSC†	2.00%		4/29/2028	200,000	177,726
Energy-Alternate Sources 0.37%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049	194,716	160,201
Equity Real Estate 0.46%
MAF Sukuk Ltd.	4.50%		11/3/2025	200,000	197,549
Pipelines 0.92%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040	500,000	395,415
Total United Arab Emirates					1,629,996

United Kingdom 2.16%
Banks 0.96%
Standard Chartered plc†	6.301% (1 Yr. Treasury CMT + 2.45%)	#	1/9/2029	400,000	409,156
Retail 1.20%
CK Hutchison International 21 Ltd.	2.50%		4/15/2031	600,000	515,869
Total United Kingdom					925,025

United States 0.18%
Chemicals
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	88,000	78,109

Zambia 1.19%
Mining
First Quantum Minerals Ltd.	6.875%		3/1/2026	300,000	291,294
First Quantum Minerals Ltd.†	7.50%		4/1/2025	220,000	220,040
Total Zambia					511,334
Total Corporate Bonds (cost $42,879,293)					38,184,844

FOREIGN GOVERNMENT OBLIGATIONS 3.14%

South Korea 1.86%
Korea Housing Finance Corp.†	4.625%		2/24/2028	200,000	200,146
Korea National Oil Corp.†	4.75%		4/3/2026	600,000	596,898
Total South Korea					797,044

Turkey 1.28%
Turkiye Ihracat Kredi Bankasi AS†	5.75%		7/6/2026	600,000	548,890
Total Foreign Government Obligations (cost $1,362,168)					1,345,934
Total Long-Term Investments (cost $44,632,922)					39,920,903

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 5.37%

U.S. TREASURY OBLIGATIONS 5.37%
U.S. Treasury Bill	Zero Coupon	7/5/2023	$2,330,000	$2,301,780
Total Investments in Securities 98.52% (cost $46,933,000)				42,222,683
Other Assets and Liabilities – Net(e) 1.48				635,791
Net Assets 100.00%				$42,858,474

EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $24,102,311, which represents 56.24% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
(a)	Defaulted (non-income producing security).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

Forward Foreign Currency Exchange Contracts at March 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	6/13/2023	12,000	$12,838	$13,065	$227

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	6/13/2023	503,000	$535,152	$547,657	$(12,505)

Futures Contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2023	1	Long		$111,533		$114,922	$3,389
U.S. 2-Year Treasury Note	June 2023	21	Long		4,291,729		4,335,515	43,786
U.S. Long Bond	June 2023	6	Long		758,137		786,938	28,801
U.S. Ultra Long Bond	June 2023	5	Long		672,676		705,625	32,949
Total Unrealized Appreciation on Futures Contracts								$108,925

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	June 2023	3	Short	EUR	(345,686)	EUR	(353,640)	$(8,627)
U.S. 10-Year Ultra Long Bond	June 2023	22	Short		$(2,575,851)		$(2,665,094)	(89,243)
U.S. 5-Year Treasury Note	June 2023	31	Short		(3,348,322)		(3,394,742)	(46,420)
Total Unrealized Depreciation on Futures Contracts								$(144,290)

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks	$125,873	$–	$–		$125,873
Convertible Bonds	–	264,252	–		264,252
Corporate Bonds
Russia	–	–	–	(3)	– (3)
Remaining Countries	–	38,184,844	–		38,184,844
Foreign Government Obligations	–	1,345,934	–		1,345,934
Short-Term Investments
U.S. Treasury Obligations	–	2,301,780	–		2,301,780
Total	$125,873	$42,096,810	$–		$42,222,683
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$227	$–		$227
Liabilities	–	(12,505)	–		(12,505)
Futures Contracts
Assets	108,925	–	–		108,925
Liabilities	(144,290)	–	–		(144,290)
Total	$(35,365)	$(12,278)	$–		$(47,643)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Notes to Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero market value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.83%

ASSET-BACKED SECURITIES 7.17%

Cayman Islands 2.98%
Other
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A†	6.677% (1 Mo. Term SOFR + 1.85%)	#	5/15/2037	$100,000	$98,375
Venture 33 CLO Ltd. 2018-33A A1LR†	5.852% (3 Mo. LIBOR + 1.06%)	#	7/15/2031	100,000	98,793
VERDE CLO Ltd. 2019-1A AR†	5.892% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	100,000	98,300
					295,468

United States 4.19%
Automobiles 1.80%
Avid Automobile Receivables Trust 2019-1 C†	3.14%		7/15/2026	58,540	58,336
CarMax Auto Owner Trust 2023-1 D	6.27%		11/15/2029	50,000	50,157
GM Financial Consumer Automobile Receivables Trust 2023-1 A3	4.66%		2/16/2028	30,000	30,119
Westlake Automobile Receivables Trust 2023-1A A3†	5.21%		1/18/2028	40,000	39,964
					178,576
Credit Card 1.91%
BA Credit Card Trust 2022-A2 A2	5.00%		4/15/2028	25,000	25,323
Discover Card Execution Note Trust 2022-A3 A3	3.56%		7/15/2027	50,000	48,890
Discover Card Execution Note Trust 2022-A4 A	5.03%		10/15/2027	50,000	50,689
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	64,815	63,650
					188,552
Other 0.48%
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	48,375	47,456
Total United States					414,584
Total Asset-Backed Securities (cost $718,262)					710,052

CORPORATE BONDS 54.35%

Australia 0.42%
Mining
FMG Resources August 2006 Pty Ltd.†	4.375%		4/1/2031	12,000	10,542
FMG Resources August 2006 Pty Ltd.†	4.50%		9/15/2027	11,000	10,574
Glencore Funding LLC†	4.875%		3/12/2029	21,000	20,771
Total Australia					41,887

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Belgium 1.11%
Distribution/Wholesale
Azelis Finance NV†(a)	5.75%		3/15/2028	EUR	100,000	$110,136

Bermuda 1.00%
Insurance
PartnerRe Ireland Finance DAC(a)	1.25%		9/15/2026	EUR	100,000	99,179

Brazil 0.05%
Forest Products & Paper
Suzano Austria GmbH	3.125%		1/15/2032		$6,000	4,914

Canada 0.94%
Aerospace/Defense 0.11%
Bombardier, Inc.†	6.00%		2/15/2028		11,000	10,725
Banks 0.18%
Toronto-Dominion Bank (The)	4.456%		6/8/2032		18,000	17,539
Distribution/Wholesale 0.16%
Ritchie Bros Holdings, Inc.†	7.75%		3/15/2031		15,000	15,739
Electric 0.14%
TransAlta Corp.	7.75%		11/15/2029		13,000	13,678
Insurance 0.12%
Jones Deslauriers Insurance Management, Inc.†	8.50%		3/15/2030		12,000	12,450
Oil & Gas Services 0.23%
Enerflex Ltd.†	9.00%		10/15/2027		23,000	22,390
Total Canada						92,521

Colombia 0.23%
Oil & Gas
Ecopetrol SA	4.625%		11/2/2031		30,000	23,109

Denmark 0.91%
Banks
Danske Bank A/S(a)	0.75% (1 Yr. EURIBOR ICE Swap Rate + .88%)	#	6/9/2029	EUR	100,000	90,092

France 1.98%
Environmental Control 0.96%
Paprec Holding SA(a)	3.50%		7/1/2028	EUR	100,000	95,003
Water 1.02%
Suez SACA(a)	1.875%		5/24/2027	EUR	100,000	101,216
Total France						196,219

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Germany 0.10%
Forest Products & Paper
Mercer International, Inc.	5.125%		2/1/2029		$12,000	$10,290

Ireland 0.65%
Diversified Financial Services
Avolon Holdings Funding Ltd.†	2.125%		2/21/2026		72,000	64,066

Mexico 0.50%
Oil & Gas
Petroleos Mexicanos	6.70%		2/16/2032		62,000	49,399

Netherlands 1.97%
Banks 1.01%
ABN AMRO Bank NV(a)	3.00%		6/1/2032	EUR	100,000	100,423
Media 0.96%
UPCB Finance VII Ltd.(a)	3.625%		6/15/2029	EUR	100,000	94,868
Total Netherlands						195,291

Portugal 0.92%
Electric
Ren Finance BV(a)	0.50%		4/16/2029	EUR	100,000	91,314

Slovenia 0.78%
Internet
United Group B.V.†(a)	5.25%		2/1/2030	EUR	100,000	77,408

Spain 1.93%
Engineering & Construction 0.92%
Cellnex Telecom SA(a)	1.875%		6/26/2029	EUR	100,000	90,615

Telecommunications 1.01%
Lorca Telecom Bondco SA†(a)	4.00%		9/18/2027	EUR	100,000	99,907
Total Spain						190,522

Supranational 1.86%
Multi-National
International Bank for Reconstruction & Development	5.026% (SOFR Index + .29%)	#	11/22/2028		$40,000	39,675
International Finance Corp.(a)	0.375%		9/10/2025	NZD	65,000	36,319
International Finance Corp.	4.939% (SOFR Index + .09%)	#	6/30/2023		$65,000	64,996

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Supranational (continued)
Nordic Investment Bank(a)	0.125%		6/10/2024	EUR	41,000	$42,793
Total Supranational						183,783

United Arab Emirates 1.38%
Pipelines
Galaxy Pipeline Assets Bidco Ltd.†	1.75%		9/30/2027		$145,874	136,018

United Kingdom 8.36%
Aerospace/Defense 1.06%
Rolls-Royce plc(a)	0.875%		5/9/2024	EUR	100,000	104,520
Agriculture 0.70%
BAT Capital Corp.	3.222%		8/15/2024		$71,000	68,887
Chemicals 0.86%
Linde Finance BV(a)	0.55%		5/19/2032	EUR	100,000	84,820
Commercial Services 0.93%
BCP V Modular Services Finance II plc(a)	4.75%		11/30/2028	EUR	100,000	92,559
Engineering & Construction 1.29%
Heathrow Funding Ltd.(a)	6.75%		12/3/2028	GBP	100,000	128,233
Entertainment 2.35%
CPUK Finance Ltd.(a)	3.588%		2/28/2042	GBP	100,000	116,803
Pinewood Finance Co. Ltd.(a)	3.25%		9/30/2025	GBP	100,000	115,870
						232,673
Retail 1.17%
Stonegate Pub Co. Financing 2019 plc(a)	8.25%		7/31/2025	GBP	100,000	115,487
Total United Kingdom						827,179

United States 29.26%
Aerospace/Defense 0.13%
TransDigm, Inc.	4.625%		1/15/2029		$15,000	13,351
Agriculture 0.50%
Cargill, Inc. †	4.00%		6/22/2032		27,000	25,776
Philip Morris International, Inc.	5.625%		11/17/2029		23,000	24,044
						49,820
Auto Manufacturers 0.33%
Ford Motor Co.	3.25%		2/12/2032		42,000	33,069
Auto Parts & Equipment 0.10%
Titan International, Inc.	7.00%		4/30/2028		11,000	9,921
Banks 5.35%
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		37,000	30,900

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United States (continued)
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025		$35,000	$34,375
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029		25,000	23,698
Bank of New York Mellon Corp.(The)	4.596% (SOFR + 1.76%)	#	7/26/2030		20,000	19,582
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032		70,000	58,122
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025		10,000	9,827
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032		39,000	31,689
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%)	#	9/29/2025		36,000	34,947
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%)	#	4/22/2032		88,000	74,110
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033		25,000	21,397
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034		14,000	13,013
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		25,000	20,077
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036		44,000	33,455
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030		25,000	24,125
Morgan Stanley	5.05% (SOFR + 1.30%)	#	1/28/2027		16,000	15,968
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034		27,000	26,214
US Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033		38,000	36,015
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033		25,000	21,690
						529,204
Beverages 1.06%
Molson Coors Beverage Co.(a)	1.25%		7/15/2024	EUR	100,000	104,719
Biotechnology 0.24%
Amgen, Inc.	5.25%		3/2/2030		$23,000	23,532

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United States (continued)
Building Materials 0.31%
Eco Material Technologies, Inc.†	7.875%		1/31/2027		$12,000	$11,401
Griffon Corp.	5.75%		3/1/2028		10,000	9,285
Standard Industries, Inc.†	4.375%		7/15/2030		12,000	10,454
						31,140
Chemicals 0.52%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		11,000	9,764
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025		47,000	42,078
						51,842
Coal 0.11%
SunCoke Energy, Inc.†	4.875%		6/30/2029		12,000	10,462
Commercial Services 0.30%
Alta Equipment Group, Inc.†	5.625%		4/15/2026		11,000	10,285
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%		2/1/2026		12,000	10,751
Sabre GLBL, Inc.†	7.375%		9/1/2025		10,000	8,945
						29,981
Computers 1.19%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028		12,000	10,962
International Business Machines Corp.(a)	3.75%		2/6/2035	EUR	100,000	106,625
						117,587
Cosmetics/Personal Care 0.13%
Kenvue, Inc.†	5.05%		3/22/2053		$13,000	13,409
Diversified Financial Services 1.19%
AG Issuer LLC†	6.25%		3/1/2028		14,000	12,625
Aircastle Ltd.†	2.85%		1/26/2028		20,000	17,225
American Express Co.	4.42% (SOFR + 1.76%)	#	8/3/2033		21,000	20,092
Aviation Capital Group LLC†	6.25%		4/15/2028		19,000	19,015
Intercontinental Exchange, Inc.	4.00%		9/15/2027		40,000	39,556
OneMain Finance Corp.	5.375%		11/15/2029		11,000	9,265
						117,778
Electric 2.01%
Baltimore Gas & Electric Co.	4.55%		6/1/2052		18,000	16,437
Calpine Corp.†	5.125%		3/15/2028		11,000	10,086
Constellation Energy Generation LLC	6.25%		10/1/2039		18,000	18,997
Duke Energy Corp.	4.50%		8/15/2032		35,000	33,870
Duke Energy Indiana LLC	5.40%		4/1/2053		12,000	12,239
IPALCO Enterprises, Inc.	4.25%		5/1/2030		25,000	23,034

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United States (continued)
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		$23,000	$20,061
Oklahoma Gas & Electric Co.	5.40%		1/15/2033		13,000	13,418
Southern Co. (The)	4.475%	(b)	8/1/2024		42,000	41,518
Vistra Operations Co. LLC†	4.375%		5/1/2029		10,000	8,868
						198,528
Engineering & Construction 0.12%
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		14,000	11,821
Entertainment 0.20%
Jacobs Entertainment, Inc.†	6.75%		2/15/2029		11,000	9,621
Penn Entertainment, Inc.†	5.625%		1/15/2027		11,000	10,341
						19,962
Food 0.93%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029		12,000	10,453
Mondelez International Holdings Netherlands BV(a)	0.625%		9/9/2032	EUR	100,000	81,406
						91,859
Gas 0.73%
CenterPoint Energy Resources Corp.	4.40%		7/1/2032		$25,000	24,302
NiSource, Inc.	2.95%		9/1/2029		19,000	16,904
Southwest Gas Corp.	4.05%		3/15/2032		34,000	31,302
						72,508
Health Care-Products 0.10%
Medline Borrower LP†	3.875%		4/1/2029		12,000	10,424
Health Care-Services 2.44%
Centene Corp.	3.375%		2/15/2030		65,000	56,767
Centene Corp.	4.25%		12/15/2027		15,000	14,467
Charles River Laboratories International, Inc.†	4.00%		3/15/2031		12,000	10,511
Elevance Health, Inc.	2.25%		5/15/2030		8,000	6,874
Elevance Health, Inc.	2.875%		9/15/2029		27,000	24,527
Elevance Health, Inc.	5.125%		2/15/2053		13,000	12,962
Elevance Health, Inc.	5.50%		10/15/2032		23,000	24,210
Humana, Inc.	5.875%		3/1/2033		30,000	32,310
ModivCare Escrow Issuer, Inc.†	5.00%		10/1/2029		12,000	10,201
Molina Healthcare, Inc.†	3.875%		11/15/2030		11,000	9,608
UnitedHealth Group, Inc.	4.00%		5/15/2029		40,000	39,155
						241,592

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
United States (continued)
Insurance 0.30%
Assurant, Inc.	2.65%	1/15/2032	$13,000	$9,838
New York Life Global Funding†	4.55%	1/28/2033	20,000	19,813
				29,651
Internet 0.95%
Amazon.com, Inc.	4.70%	12/1/2032	64,000	65,647
Netflix, Inc.	5.875%	2/15/2025	15,000	15,315
Netflix, Inc.	5.875%	11/15/2028	12,000	12,640
				93,602
Iron-Steel 0.12%
United States Steel Corp.	6.65%	6/1/2037	12,000	11,595
Leisure Time 0.37%
Life Time, Inc.†	5.75%	1/15/2026	12,000	11,670
NCL Corp. Ltd.†	5.875%	2/15/2027	11,000	10,270
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	11,000	9,811
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029	5,000	5,229
				36,980
Lodging 0.33%
Station Casinos LLC†	4.625%	12/1/2031	12,000	10,146
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028	12,000	11,066
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	12,000	11,354
				32,566
Machinery-Diversified 0.11%
Chart Industries, Inc.†	9.50%	1/1/2031	10,000	10,559
Media 0.73%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	22,000	19,085
DISH Network Corp.†	11.75%	11/15/2027	14,000	13,595
FactSet Research Systems, Inc.	3.45%	3/1/2032	45,000	39,293
				71,973
Metal Fabricate-Hardware 0.12%
Advanced Drainage Systems, Inc.†	6.375%	6/15/2030	12,000	11,772
Oil & Gas 2.96%
Callon Petroleum Co.†	8.00%	8/1/2028	11,000	10,908
Comstock Resources, Inc.†	6.75%	3/1/2029	12,000	10,991
Continental Resources, Inc.†	5.75%	1/15/2031	62,000	59,620
Crescent Energy Finance LLC†	9.25%	2/15/2028	10,000	9,598
Diamondback Energy, Inc.	3.125%	3/24/2031	52,000	45,126
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	10,000	9,713

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
United States (continued)
EQT Corp.	7.00%		2/1/2030	$55,000	$57,620
Gulfport Energy Corp.†	8.00%		5/17/2026	11,510	11,409
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%		2/1/2031	17,000	15,716
Occidental Petroleum Corp.	6.125%		1/1/2031	16,000	16,616
Ovintiv, Inc.	6.50%		2/1/2038	21,000	20,977
Permian Resources Operating LLC†	5.375%		1/15/2026	15,000	14,234
Vital Energy, Inc.	9.50%		1/15/2025	10,000	10,080
					292,608
Oil & Gas Services 0.10%
Oceaneering International, Inc.	6.00%		2/1/2028	11,000	10,349
Packaging & Containers 0.12%
Owens-Brockway Glass Container, Inc.†	6.625%		5/13/2027	2,000	2,004
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.†	4.375%		10/15/2028	11,000	9,628
					11,632
Pharmaceuticals 1.03%
BellRing Brands, Inc.†	7.00%		3/15/2030	10,000	10,139
Cigna Group (The)	2.40%		3/15/2030	21,000	18,226
Cigna Group (The)	4.375%		10/15/2028	11,000	10,846
CVS Health Corp.	3.25%		8/15/2029	57,000	52,153
Option Care Health, Inc.†	4.375%		10/31/2029	12,000	10,610
					101,974
Pipelines 0.41%
Buckeye Partners LP	8.835% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	12,000	10,343
NGPL PipeCo LLC†	3.25%		7/15/2031	24,000	20,391
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	11,000	9,675
					40,409
REITS 0.71%
American Tower Corp.	3.80%		8/15/2029	42,000	39,065
Crown Castle, Inc.	3.30%		7/1/2030	29,000	26,168
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028	5,000	4,884
					70,117
Retail 0.58%
Gap, Inc. (The)†	3.875%		10/1/2031	13,000	9,032
Lowe’s Cos., Inc.	5.00%		4/15/2033	28,000	28,025
Macy’s Retail Holdings LLC†	5.875%		4/1/2029	11,000	10,188
Victoria’s Secret & Co.†	4.625%		7/15/2029	12,000	9,736
					56,981

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
United States (continued)
Semiconductors 0.10%
Entegris, Inc.†	3.625%	5/1/2029		$12,000	$10,369
Software 1.24%
Cloud Software Group Holdings, Inc.†	6.50%	3/31/2029		11,000	9,741
Oracle Corp.	6.25%	11/9/2032		55,000	59,185
ROBLOX Corp.†	3.875%	5/1/2030		12,000	10,302
Twilio, Inc.	3.625%	3/15/2029		8,000	6,909
Workday, Inc.	3.80%	4/1/2032		40,000	36,709
					122,846
Telecommunications 0.75%
Frontier Communications Holdings LLC†	5.00%	5/1/2028		15,000	13,033
Sprint Capital Corp.	6.875%	11/15/2028		15,000	16,132
T-Mobile USA, Inc.	3.875%	4/15/2030		48,000	45,077
					74,242
Transportation 0.24%
Rand Parent LLC†	8.50%	2/15/2030		25,000	23,527
Total United States					2,896,261
Total Corporate Bonds (cost $5,633,421)					5,379,588

FLOATING RATE LOANS(c) 0.21%

Aerospace 0.09%
Mileage Plus Holdings LLC 2020 Term Loan B	10.213% (3 Mo. LIBOR + 5.25%)	6/21/2027		8,500	8,835

Health Services 0.12%
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	10.325% (3 Mo. LIBOR + 5.50%)	10/1/2025		18,122	12,314
Total Floating Rate Loans (cost $26,952)					21,149

FOREIGN GOVERNMENT OBLIGATIONS 22.36%

Australia 0.50%
Australia Government Bond(a)	3.00%	3/21/2047	AUD	19,000	11,118
Queensland Treasury Corp.†(a)	1.50%	3/2/2032	AUD	70,000	38,304
Total Australia					49,422

Canada 1.44%
Province of Quebec Canada(a)	0.875%	1/15/2025	EUR	100,000	103,775
Province of Saskatchewan(a)	4.75%	6/1/2040	CAD	49,000	39,099
Total Canada					142,874

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
China 5.62%
China Development Bank(a)	3.07%	3/10/2030	CNY	650,000	$94,970
China Development Bank(a)	3.09%	6/18/2030	CNY	1,300,000	190,133
China Development Bank(a)	3.48%	1/8/2029	CNY	1,000,000	149,552
China Development Bank(a)	3.68%	2/26/2026	CNY	600,000	89,688
China Government Bond(a)	3.86%	7/22/2049	CNY	200,000	32,103
Total China					556,446

Colombia 1.53%
Colombia Government International Bond(a)	3.875%	3/22/2026	EUR	100,000	103,291
Colombian TES(a)	7.50%	8/26/2026	COP	250,000,000	48,366
Total Colombia					151,657

Dominican Republic 1.43%
Dominican Republic International Bond†	5.50%	2/22/2029		$150,000	141,649

France 1.54%
Action Logement Services(a)	0.50%	10/30/2034	EUR	100,000	78,585
French Republic Government Bond OAT(a)	0.75%	5/25/2052	EUR	40,000	23,695
French Republic Government Bond OAT(a)	2.00%	11/25/2032	EUR	50,000	50,528
Total France					152,808

Germany 0.90%
Bundesrepublik Deutschland Bundesanleihe(a)	Zero Coupon	8/15/2052	EUR	40,000	22,304
Bundesrepublik Deutschland Bundesanleihe(a)	1.00%	5/15/2038	EUR	75,000	66,567
Total Germany					88,871

Indonesia 0.81%
Indonesia Government International Bond(a)	1.30%	3/23/2034	EUR	100,000	79,698

Italy 0.43%
Italy Buoni Poliennali Del Tesoro†(a)	2.45%	9/1/2033	EUR	45,000	42,075

Japan 4.58%
Japan Bank for International Cooperation(a)	1.50%	6/1/2029	EUR	100,000	98,021
Japan Government Ten Year Bond(a)	0.10%	3/20/2028	JPY	18,000,000	135,594
Japan Government Ten Year Bond(a)	0.10%	12/20/2031	JPY	14,000,000	103,598
Japan Government Thirty Year Bond(a)	1.40%	9/20/2052	JPY	15,000,000	116,587
Total Japan					453,800

Netherlands 1.10%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV(a)	3.00%	10/25/2027	EUR	100,000	108,558

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
South Africa 0.17%
Republic of South Africa Government Bond(a)	8.75%	2/28/2048	ZAR	396,000	$17,123

Spain 0.15%
Spain Government Bond†(a)	1.00%	7/30/2042	EUR	21,000	14,414

Supranational 0.54%
European Bank for Reconstruction & Development(a)	Zero Coupon	1/10/2024	EUR	51,000	53,913

Turkey 0.56%
Republic of Turkey	7.375%	2/5/2025		$55,000	55,264

United Kingdom 1.06%
United Kingdom Gilt(a)	0.875%	7/31/2033	GBP	110,000	104,622
Total Foreign Government Obligations (cost $2,392,959)					2,213,194

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.38%
Fannie Mae or Freddie Mac(d)	4.00%	TBA		$25,000	23,924
Fannie Mae or Freddie Mac(d)	4.50%	TBA		12,000	11,761
Fannie Mae or Freddie Mac(d)	5.00%	TBA		30,000	30,197
Fannie Mae or Freddie Mac(d)	5.50%	TBA		91,000	92,071
Fannie Mae or Freddie Mac(d)	6.50%	TBA		61,000	62,844
Fannie Mae Pool	2.50%	9/1/2051		87,402	76,065
Fannie Mae Pool	3.00%	10/1/2050		100,326	91,140
Fannie Mae Pool	3.50%	4/1/2052		38,837	36,391
Fannie Mae Pool	4.00%	5/1/2052		38,518	37,482
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046		18,632	17,665
Ginnie Mae(d)	3.00%	TBA		31,000	28,258
Ginnie Mae(d)	3.50%	TBA		15,000	14,072
Ginnie Mae(d)	4.00%	TBA		13,000	12,520
Ginnie Mae(d)	4.50%	TBA		4,000	3,941
Ginnie Mae(d)	5.00%	TBA		81,000	81,041
Ginnie Mae(d)	5.50%	TBA		33,000	33,355
Ginnie Mae(d)	6.00%	TBA		76,000	77,372
Total Government Sponsored Enterprises Pass-Throughs (cost $733,160)					730,099

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.64%

Government 0.42%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	1.95%		8/1/2034	$30,000	$22,405
Regional Transportation District Sales Tax Revenue CO	2.337%		11/1/2036	25,000	19,090
Total					41,495

Transportation 0.22%
Metropolitan Transportation Authority NY	6.668%		11/15/2039	20,000	21,598
Total Municipal Bonds (cost $82,030)					63,093

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.14%
BBCMS Mortgage Trust 2019-BWAY A†	5.898% (1 Mo. Term SOFR + 1.07%)	#	11/15/2034	11,000	10,213
BBCMS Mortgage Trust 2019-BWAY B†	6.252% (1 Mo. Term SOFR + 1.42%)	#	11/15/2034	10,000	9,004
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.298%	#(e)	7/10/2050	25,000	21,831
Connecticut Avenue Securities Trust 2022-R08 1M1†	7.11% (1 Mo. SOFR + 2.55%)	#	7/25/2042	33,277	33,511
Connecticut Avenue Securities Trust 2023-R01 1M1†	6.968% (1 Mo. SOFR + 2.40%)	#	12/25/2042	9,705	9,733
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	6.06% (1 Mo. SOFR + 1.50%)	#	10/25/2041	30,000	28,581
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	5.51% (1 Mo. SOFR + .95%)	#	12/25/2041	27,698	26,703
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A†	6.86% (1 Mo. SOFR + 2.30%)	#	8/25/2042	27,936	28,023
Life Mortgage Trust 2022-BMR2 A1†	6.122% (1 Mo. Term SOFR + 1.30%)	#	5/15/2039	100,000	97,930
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(e)	1/26/2060	16,631	15,869
Verus Securitization Trust 2020-5 A1†	1.218%	(b)	5/25/2065	32,459	29,672
Total Non-Agency Commercial Mortgage-Backed Securities (cost $321,475)					311,070

U.S. TREASURY OBLIGATIONS 7.58%
U.S. Treasury Bond	2.00%		11/15/2041	40,000	30,221
U.S. Treasury Bond	3.625%		2/15/2053	243,000	241,310
U.S. Treasury Bond	3.875%		2/15/2043	165,000	166,508

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Note(f)	1.625%	10/15/2027	$141,417	$144,231
U.S. Treasury Inflation-Indexed Note(f)	1.125%	1/15/2033	100,453	100,283
U.S. Treasury Note	3.625%	3/31/2028	67,000	67,115
Total U.S. Treasury Obligations (cost $737,508)				749,668
Total Long-Term Investments (cost $10,645,767)				10,177,913

SHORT-TERM INVESTMENTS 1.47%

REPURCHASE AGREEMENTS 1.47%
Repurchase Agreement dated 3/31/2023, 2.400% due 4/3/2023 with Fixed Income Clearing Corp. collateralized by $149,700 of When Issued U.S. Treasury Note at 3.875% due 3/31/2025; value: $149,039; proceeds: $146,066 (cost $146,037)			146,037	146,037
Total Investments in Securities 104.30% (cost $10,791,804)				10,323,950
Other Assets and Liabilities – Net(g) (4.30)				(425,963)
Net Assets 100.00%				$9,897,987

AUD	Australian Dollar.
CAD	Canadian Dollar.
CNY	Chinese Yuan Renminbi.
COP	Colombian Peso.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
NZD	New Zealand Dollar.
ZAR	South African Rand.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $2,401,362, which represents 24.26% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Step Bond – Security with a predetermined schedule of interest rate changes.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2023.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at March 31, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX. NA.HY.S40(4)(5)	Goldman Sachs	5.000%	6/20/2028	$90,000	$(225)	$1,576	$1,351

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $1,576. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Forward Foreign Currency Exchange Contracts at March 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	Goldman Sachs	6/5/2023	381,000	$72,086	$74,339	$2,253
Colombian peso	Buy	Toronto Dominion Bank	4/3/2023	56,872,000	11,654	12,212	558
Colombian peso	Buy	State Street Bank and Trust	6/30/2023	32,340,000	6,781	6,824	43
Euro	Buy	Morgan Stanley	6/13/2023	153,000	166,566	166,584	18
Euro	Buy	State Street Bank and Trust	6/13/2023	6,000	6,449	6,533	84
Indonesian rupiah	Buy	Bank of America	5/15/2023	1,413,794,000	92,993	94,493	1,500
Mexican peso	Buy	State Street Bank and Trust	6/16/2023	517,000	26,847	28,288	1,441
Norwegian krone	Buy	Toronto Dominion Bank	6/15/2023	83,000	7,916	7,953	37
South Korean won	Buy	State Street Bank and Trust	6/16/2023	133,000,000	102,127	102,242	115
Colombian peso	Sell	Toronto Dominion Bank	4/3/2023	56,872,000	12,290	12,212	78
Japanese yen	Sell	Morgan Stanley	5/15/2023	28,913,000	227,710	219,054	8,656
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$14,783

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	State Street Bank and Trust	5/30/2023	125,000	$85,394	$83,725	$(1,669)
Canadian dollar	Buy	State Street Bank and Trust	4/20/2023	301,000	223,723	222,769	(954)
Chinese yuan renminbi	Buy	State Street Bank and Trust	4/20/2023	1,772,000	264,157	258,228	(5,929)
Japanese yen	Buy	State Street Bank and Trust	5/15/2023	140,605,000	1,082,785	1,065,266	(17,519)
Swedish krona	Buy	Bank of America	5/5/2023	125,000	12,193	12,065	(128)
Swedish krona	Buy	Bank of America	5/5/2023	229,000	22,126	22,102	(24)
Swiss franc	Buy	State Street Bank and Trust	5/23/2023	44,000	48,697	48,345	(352)
British pound	Sell	Morgan Stanley	6/8/2023	253,000	304,642	312,508	(7,866)
Euro	Sell	Bank of America	6/13/2023	16,000	17,069	17,421	(352)
Euro	Sell	State Street Bank and Trust	6/13/2023	100,000	106,042	108,878	(2,836)
Euro	Sell	State Street Bank and Trust	6/13/2023	440,000	468,125	479,064	(10,939)
Japanese yen	Sell	Bank of America	5/15/2023	7,959,000	58,998	60,300	(1,302)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(49,870)

Futures Contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. Ultra Long Bond	June 2023	1	Long		$134,535		$141,125	$6,590

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	June 2023	2	Short	EUR	(261,255)	EUR	(271,680)	$ (11,306)
U.S. 10-Year Ultra Long Bond	June 2023	3	Short		$(351,253)		$(363,422)	(12,169)
U.S. 5-Year Treasury Note	June 2023	3	Short		(322,136)		(328,524)	(6,388)
Total Unrealized Depreciation on Futures Contracts								$ (29,863)

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$710,052	$–	$710,052
Corporate Bonds	–	5,379,588	–	5,379,588
Floating Rate Loans	–	21,149	–	21,149
Foreign Government Obligations	–	2,213,194	–	2,213,194
Government Sponsored Enterprises Pass-Throughs	–	730,099	–	730,099
Municipal Bonds	–	63,093	–	63,093
Non-Agency Commercial Mortgage-Backed Securities	–	311,070	–	311,070
U.S. Treasury Obligations	–	749,668	–	749,668
Short-Term Investments
Repurchase Agreements	–	146,037	–	146,037
Total	$–	$10,323,950	$–	$10,323,950

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$1,351	$–	$1,351
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	14,783	–	14,783
Liabilities	–	(49,870)	–	(49,870)
Futures Contracts
Assets	6,590	–	–	6,590
Liabilities	(29,863)	–	–	(29,863)
Total	$(23,273)	$(33,736)	$–	$(57,009)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Notes to Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

44	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following three funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”), Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”) and Lord Abbett Global Bond Fund (“Global Bond Fund”). Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”) the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services.Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments, and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

45

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

46

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax returns. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2023, the Funds did not loan any securities.

47

QPHR-GLOBAL-1Q

(05/23)